Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2025
Investments accounted for using the equity method
Investments accounted for using the equity method

40.Investments accounted for using the equity method

The details of carrying values of investments accounted for using the equity method are as follows:

	31 December	31 December
	2025	2024
Associates
TOGG	3,567,677	6,929,473

The movement of investments accounted for using the equity method is as follows:

	31 December	31 December
	2025	2024
Opening balance	6,929,473	11,092,447
Shares of profit / (loss)	(3,499,147)	(4,139,657)
Remeasurements of defined termination benefit	(47,686)	—
Exchange differences on translation of foreign operations	185,037	—
Transfer from equity pickup to subsidiary	—	(23,406)
Contribution to capital increase	—	89
Closing balance	3,567,677	6,929,473